Non-Current Liabilities - US Warrant Liability	12 Months Ended
Jun. 30, 2018
Non-Current Liabilities - US Warrant Liability

NOTE 14. NON-CURRENT LIABILITIES – US WARRANT LIABILITY

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
Warrants fair value at issue date	2,755,375	—
Fair value movements	189,983	—

Balance at 30 June 2018	2,945,358	—

In July 2017, the Company completed its first US capital raise after it entered into a securities purchase agreement with certain accredited investors for the company to issue American Depositary Shares (ADSs) and Warrants of the Company for cash consideration totaling $6,561,765. In this private placement, the Company agreed to issue unregistered warrants to purchase up to 1,973,451 of its ADSs. The warrants have an exercise price of US$2.50 per ADS, are exercisable immediately and will expire on 5 January 2023. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.

The US warrants represent a written option to exchange a fixed number of the Group’s own equity instruments for a fixed amount of cash that is denominated in a foreign currency (US dollars) and is classified as a derivative financial liability in accordance with AASB 132. The US warrants liability is initially recorded at fair value at issue date and subsequently measured at fair value through profit and loss at each reporting date. Capital raising costs have been allocated proportionately between issued capital and the US warrants in accordance with their relative fair values.

Fair value of warrants

The warrants granted are not traded in an active market and the fair value has thus been estimated by using the Black-Scholes pricing model based on the following assumptions. Key terms of the warrants are included above. The following assumptions were based on observable market conditions that existed at the issue date and at 30 June 2018:

Assumption	At issue date	At 30 June 2018	Rationale
Historic volatility	58.0%	55.4%	Based on 12-month historical volatility data for the Company
Exercise price	US$2.50	US$2.50	As per subscription agreement
Share price	US$2.17	US$2.38	Closing share price on valuation date from external market source
Risk-free interest rate	1.930%	2.730%	Based on the US Government securities yields which match the term of the warrant
Dividend yield	0.0%	0.0%	Based on the Company’s nil dividend history
Fair value per warrant	US$1.0716 A$1.3962	US$1.1031 A$1.4900	Determined using Black-Scholes models with the inputs above
Fair value	A$2,755,375	A$2,945,358	Fair value of 1,973,451 warrants